Income Tax Expense (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense
Current income taxes	kr (1,035)	kr (77)
Deferred tax	675
Income tax expense recognized in the consolidated statements of income	(360)	(77)
Reconciliation of effective tax rate
Accounting loss before income tax	(436,151)	(32,501)	kr (132,049)
Tax in accordance with applicable tax rate in Sweden	93,336	6,955	29,051
Effect of other tax rates for foreign subsidiaries	680	2
Tax attributable to non-deductible tax losses carried forward and unrecognized deferred tax assets	(91,725)	(6,316)	(29,069)
Non-deductible expenses	(2,652)	(782)	(35)
Non-taxable income	1	64	kr 53
Income tax expense recognized in the consolidated statements of income	kr (360)	kr (77)
At the effective income tax rate	0.00%	0.00%	0.00%
Applicable tax rate	21.40%	21.40%